Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000248869 | Intuitive Surgical8070010
Holdings [Line Items]
Percent of Total Investments	4.10%
C000248869 | Trade Desk8070036
Holdings [Line Items]
Percent of Total Investments	3.90%
C000248869 | Goldman Sachs Group8070004
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248869 | Vertex Pharmaceuticals8070039
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248869 | KLA8070012
Holdings [Line Items]
Percent of Total Investments	3.70%
C000248869 | Alphabet8069952
Holdings [Line Items]
Percent of Total Investments	3.50%
C000248869 | Antero Resources8069955
Holdings [Line Items]
Percent of Total Investments	3.40%
C000248869 | Carrier Global8069970
Holdings [Line Items]
Percent of Total Investments	3.20%
C000248869 | Applied Materials8069959
Holdings [Line Items]
Percent of Total Investments	3.10%
C000248869 | Cameco8069964
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248869 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248869 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248869 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248869 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000248869 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000248869 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000248869 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000248869 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000248869 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000248869 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000248869 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000233882 | Costco Wholesale8069892
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233882 | Eli Lilly8069896
Holdings [Line Items]
Percent of Total Investments	4.20%
C000233882 | NVIDIA8069923
Holdings [Line Items]
Percent of Total Investments	4.00%
C000233882 | Meta Platforms8069915
Holdings [Line Items]
Percent of Total Investments	3.80%
C000233882 | Microsoft8069917
Holdings [Line Items]
Percent of Total Investments	3.70%
C000233882 | Cencora8069888
Holdings [Line Items]
Percent of Total Investments	3.60%
C000233882 | Broadcom8069883
Holdings [Line Items]
Percent of Total Investments	3.60%
C000233882 | Murphy USA8069919
Holdings [Line Items]
Percent of Total Investments	3.50%
C000233882 | General Dynamics8069902
Holdings [Line Items]
Percent of Total Investments	3.40%
C000233882 | Applied Materials8069881
Holdings [Line Items]
Percent of Total Investments	3.40%
C000233882 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233882 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000233882 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000233882 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000233882 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000233882 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000233882 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000233882 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000233882 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000233882 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000233881 | Fair Isaac8069788
Holdings [Line Items]
Percent of Total Investments	2.10%
C000233881 | Gilead Sciences8069811
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Axon Enterprise8069737
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Labcorp Holdings8070044
Holdings [Line Items]
Percent of Total Investments	1.90%
C000233881 | Illumina8069833
Holdings [Line Items]
Percent of Total Investments	1.90%
C000233881 | Chipotle Mexican Grill8069747
Holdings [Line Items]
Percent of Total Investments	1.90%
C000233881 | Covestro8069989
Holdings [Line Items]
Percent of Total Investments	1.90%
C000233881 | Leidos Holdings8069855
Holdings [Line Items]
Percent of Total Investments	1.90%
C000233881 | A O Smith8069929
Holdings [Line Items]
Percent of Total Investments	1.90%
C000233881 | Eastman Chemical8069774
Holdings [Line Items]
Percent of Total Investments	1.90%
C000233881 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233881 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233881 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233881 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233881 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233881 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233881 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233881 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233881 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233881 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000233881 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000233881 | United States
Holdings [Line Items]
Percent of Net Asset Value	56.30%